Long-Term Debt - Summary of Long-Term Debt (Parentheticals) (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 EUR (€)	Oct. 31, 2019 USD ($)	Dec. 31, 2018 EUR (€)
$875 Million Senior Secured Revolving Loan Facility
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 875.0	$ 875.0
$75.0 Million Revolving Credit Line
Debt Instrument [Line Items]
Maximum borrowing capacity	75.0	75.0		$ 75.0
$375.0 Million Term Loan B
Debt Instrument [Line Items]
Term loan amount	375.0	375.0
Original issue discount		0.7
$700.0 Million 4.750% Senior Unsecured Notes
Debt Instrument [Line Items]
Term loan amount	$ 700.0	$ 700.0
Interest rate	4.75%	4.75%
$565.0 Million 3.625% Senior Unsecured Notes
Debt Instrument [Line Items]
Term loan amount	$ 565.0	$ 565.0
Interest rate	3.625%	3.625%
EUR 662.9 Million Norwegian Epic Term Loan
Debt Instrument [Line Items]
Term loan amount | €			€ 662.9		€ 662.9
$260 Million Norwegian Jewel Term Loan
Debt Instrument [Line Items]
Term loan amount	$ 260.0	$ 260.0
$230 Million Pride of America Term Loan
Debt Instrument [Line Items]
Term loan amount	230.0	230.0
529.8 million Breakaway one loan
Debt Instrument [Line Items]
Term loan amount | €			529.8		529.8
529.8 million Breakaway two loan
Debt Instrument [Line Items]
Term loan amount | €			529.8		529.8
590.5 million Breakaway three loan
Debt Instrument [Line Items]
Term loan amount | €			590.5		590.5
729.9 million Breakaway four loan
Debt Instrument [Line Items]
Term loan amount | €			729.9		729.9
EUR 710.8 Million Seahawk 1 Term Loan
Debt Instrument [Line Items]
Term loan amount | €			710.8		710.8
EUR 748.7 Million Seahawk 2 Term Loan
Debt Instrument [Line Items]
Term loan amount | €			€ 748.7		€ 748.7
Marina Newbuild Loan
Debt Instrument [Line Items]
Net unamortized premium	0.1	0.1
Riviera Newbuild Loan
Debt Instrument [Line Items]
Net unamortized premium	$ 0.1	$ 0.2